Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets

	December 31, 2018	December 31, 2017
Prepaid voyage and operating costs	$9,261	$8,022
Claims receivable	22,224	12,307
Prepaid other taxes	2,682	4,520
Advances for working capital purposes	18	18
Other	6,005	2,516
Total prepaid expenses and other current assets	$40,190	$27,383